Fair value measurements (Details) (Fair value, measurements, recurring, CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Balance at the end of the period | Foreign exchange forward contract instruments
Assets:
Derivative assets	237	79
Balance at the end of the period | Derivatives liabilities - warrants
Liabilities:
Derivatives liabilities - warrants	(185,365)
Significant Other Observable Inputs (Level 2) | Foreign exchange forward contract instruments
Assets:
Derivative assets	237	79
Significant Unobservable Inputs (Level 3) | Derivatives liabilities - warrants
Liabilities:
Derivatives liabilities - warrants	(185,365)